13. Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2018
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss
	12.31.18	12.31.17

Current
Government bonds	3,285,799	1,829,888
Money market funds	95,751	2,448,120
Total current	3,381,550	4,278,008